Segmental information	12 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segmental information	Results for the yearIntroduction
This section explains the results and performance of the group for the three years ended 30 June 2026. Disclosures are provided for segmental information, operating costs, exceptional items, finance income and charges, the group's share of results of associates and joint ventures and taxation. For associates, joint ventures and taxation, balance sheet disclosures are also provided in this section.
2. Segmental information

Accounting policies

Sales comprise revenue from contracts with customers from the sale of goods, royalties and rents receivable. Revenue from the sale of goods includes excise and other duties which the group pays as principal but excludes duties and taxes collected on behalf of third parties, such as value added tax. Sales are recognised as or when performance obligations are satisfied by transferring control of a good or service to the customer, which is determined by considering, among other factors, the delivery terms agreed with customers. For the sale of goods, the transfer of control occurs when the significant risks and rewards of ownership are passed to the customer. Based on the shipping terms agreed with customers, the transfer of control of goods occurs at the time of dispatch for the majority of sales. Where the transfer of control is subsequent to the dispatch of goods, the time between dispatch and receipt by the customer is generally less than five days. The group includes in sales the net consideration to which it expects to be entitled. Sales are recognised to the extent that it is highly probable that a significant reversal will not occur. Therefore, sales are stated net of expected price discounts, allowances for customer loyalty and certain promotional activities and similar items. Generally, payment of the transaction price is due within credit terms that are consistent with industry practices, with no element of financing.

Net sales are sales less excise duties. Diageo incurs excise duties throughout the world. In the majority of countries, excise duties are effectively a production tax which becomes payable when the product is removed from bonded premises and is not directly related to the value of sales. It is generally not included as a separate item on external invoices; increases in excise duty are not always passed on to the customer and where a customer fails to pay for products received, the group cannot reclaim the excise duty. The group therefore recognises excise duty, unless it regards itself as an agent of the regulatory authorities, as a cost to the group.

Advertising costs, point of sale materials and sponsorship payments are charged to marketing in operating profit when the company has a right of access to the goods or services acquired.

Exceptional items are those that in management’s judgement need to be disclosed separately. Such items are included in the income statement caption to which they relate, and form part of the segmental reporting. Management believes that separate disclosure of exceptional items and the classification between operating and non-
operating further helps investors to understand the performance of the group.
Changes in estimates and reversals in relation to items previously recognised as exceptional are presented consistently as exceptional in the current year.

Diageo is an international manufacturer and distributor of premium drinks. Diageo also owns a number of investments in associates and joint ventures, as set out in note 6.
The segmental information presented is consistent with management reporting provided to the Executive Committee (the chief operating decision-maker).
The Executive Committee considers the business principally from a geographical perspective based on the location of third-party sales and the business analysis is presented by geographical segment. The group's operations also include the Corporate segment. Corporate costs are in respect of central costs, including finance, marketing, corporate relations, human resources and legal, as well as certain information systems, facilities and employee costs that are not allocable to the geographical segments.
Diageo uses shared services operations to deliver transaction processing activities for markets and operational entities. These centres are located in India, Hungary,
Colombia and the Philippines. These captive business service centres also perform certain central finance activities, including elements of financial planning and reporting, treasury and HR services. The costs of shared services operations are recharged to the regions.
Executive Committee makes decisions based on the analysis of several financial data sets including organic and IFRS reported data. The segmental analysis below is derived from IFRS reported figures, except that operating performance is presented using operating profit before exceptional items, a non-GAAP measure used by the
Executive Committee. Supply Chain and Procurement (SC&P), which manufactures products for other group companies and includes the production sites in the
United Kingdom, Ireland, Guatemala and Mexico, as well as comprises the global procurement function, is considered a key intersegmental operation instead of a separate operating segment.
(a) Segmental information for the consolidated income statement

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	Corporate and other	Total
2026	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Sales	7,991	8,582	5,708	2,797	2,522	162	27,762
Net sales	7,249	5,097	3,333	2,160	1,642	162	19,643
Cost of sales	(2,671)	(1,989)	(1,476)	(881)	(867)	(47)	(7,931)
Marketing	(1,367)	(773)	(524)	(325)	(173)	(21)	(3,183)
Other operating items	(610)	(723)	(487)	(367)	(246)	(413)	(2,846)
Operating profit before exceptional items	2,601	1,612	846	587	356	(319)	5,683
Exceptional operating items(1)							(2,527)
Operating profit							3,156
Non-operating items							6
Net finance charges							(816)
Share of after-tax results of associates and joint ventures							218
Profit before taxation							2,564

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	Corporate and other	Total
2025	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Sales	8,636	8,037	6,082	2,390	2,684	135	27,964
Net sales	7,973	4,821	3,635	1,847	1,834	135	20,245
Cost of sales	(2,734)	(1,866)	(1,581)	(704)	(1,077)	(35)	(7,997)
Marketing	(1,616)	(898)	(630)	(304)	(192)	(22)	(3,662)
Other operating items	(570)	(755)	(494)	(311)	(282)	(470)	(2,882)
Operating profit before exceptional items	3,053	1,302	930	528	283	(392)	5,704
Exceptional operating items(1)							(1,369)
Operating profit							4,335
Non-operating items							(220)
Net finance charges							(771)
Share of after-tax results of associates and joint ventures							193
Profit before taxation							3,537

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	Corporate and other	Total
2024	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Sales	8,514	8,024	6,320	2,432	2,478	123	27,891
Net sales	7,908	4,804	3,817	1,839	1,778	123	20,269
Cost of sales	(2,559)	(1,890)	(1,606)	(728)	(1,195)	(36)	(8,014)
Marketing	(1,627)	(873)	(651)	(306)	(205)	(29)	(3,691)
Other operating items	(486)	(662)	(497)	(303)	(247)	(424)	(2,619)
Operating profit before exceptional items	3,236	1,379	1,063	502	131	(366)	5,945
Exceptional operating items(1)							56
Operating profit							6,001
Non-operating items							(70)
Net finance charges							(885)
Share of after-tax results of associates and joint ventures							414
Profit before taxation							5,460
(1)For definition and details of exceptional items, see pages 153-155.
The group’s net finance charges are managed centrally and are not attributable to individual operating segments.
Approximately 37% of annual net sales occurred in the last four months of calendar year 2025.
(b) Other segmental information

	North America $ million	Europe $ million	Asia Pacific $ million	Latin America and Caribbean $ million	Africa $ million	Corporate and other(1) $ million	Total operating segments $ million
2026
Purchase of property, plant and equipment and computer software	250	429	95	2	50	371	1,197
Depreciation and intangible asset amortisation	(176)	(319)	(119)	(39)	(75)	(17)	(745)
Impairment of associates and joint ventures	(4)	—	—	—	—	—	(4)
Exceptional accelerated depreciation and impairment of tangible assets	(213)	(35)	(4)	(100)	—	—	(352)
Exceptional impairment of intangible assets	(91)	(1,163)	—	(60)	—	—	(1,314)
Exceptional impairment of associates and joint ventures	(19)	(7)	(39)	—	—	—	(65)
2025
Purchase of property, plant and equipment and computer software	435	423	79	5	88	582	1,612
Depreciation and intangible asset amortisation	(186)	(272)	(135)	(38)	(101)	(16)	(748)
Exceptional accelerated depreciation and impairment of tangible assets	(66)	(96)	(9)	(3)	—	—	(174)
Exceptional impairment of intangible assets	(365)	(51)	—	—	—	—	(416)
Exceptional impairment of associates and joint ventures	(215)	(142)	(23)	—	—	—	(380)
2024
Purchase of property, plant and equipment and computer software	305	338	154	6	83	624	1,510
Depreciation and intangible asset amortisation	(161)	(265)	(111)	(33)	(94)	(13)	(677)
Impairment of intangible assets	—	—	—	(1)	—	—	(1)
Exceptional accelerated depreciation and impairment of tangible assets	(33)	(5)	(8)	—	—	—	(46)
Exceptional impairment of intangible assets	(54)	(96)	379	—	—	—	229
(1)Purchase of property, plant and equipment and computer software in respect of SC&P are included in the Corporate and other operating segment.
(c) Category and geographical analysis

	Category analysis					Geographic analysis
	Spirits $ million	Beer $ million	Ready-to-drink $ million	Other $ million	Total $ million	United States $ million	India $ million	Great Britain $ million	Rest of World $ million	Total $ million
2026
Sales(1)	21,805	4,554	1,113	290	27,762	7,408	3,213	3,158	13,983	27,762
Non-current assets(2), (3)						7,355	1,945	4,065	14,576	27,941
2025
Sales(1)	22,166	4,493	989	316	27,964	8,138	3,233	2,989	13,604	27,964
Non-current assets(2), (3)						7,467	2,173	4,505	15,758	29,903
2024
Sales(1)	22,406	4,107	949	429	27,891	8,041	3,247	2,849	13,754	27,891
Non-current assets(2), (3)						7,642	2,207	3,969	14,868	28,686
(1)The geographical analysis of sales is based on the location of third-party customers.
(2)The geographical analysis of non-current assets is based on the geographical location of the assets and comprises intangible assets, property, plant and equipment, biological assets, investments in associates and joint ventures, other investments and non-current other receivables.
(3)The management information provided to the chief operating decision-maker does not include an analysis of assets and liabilities by category and therefore is not disclosed.